Lease (Details) - Schedule of Maturities of Lease Liability - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Schedule of Maturities of Lease Liability [Abstract]
Fiscal year 2024	$ 31
Fiscal year 2025	6
Total Future minimum lease payments	37
Less: Imputed interest
Total	$ 37	$ 36